Dividends	12 Months Ended
Dec. 31, 2025
Disclosure Of Dividends [Abstract]
Dividends
12.
DIVIDENDS

No dividend was declared or paid by the Company during the years ended December 31, 2023, 2024 and 2025, nor has any dividend been proposed since the end of the year ended December 31, 2025.